UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the semi-annual distribution period from
February 2, 2023 to August 1, 2023

PSNH FUNDING LLC 3 (Exact name of issuing entity as specified in its charter)	PUBLIC SERVICE COMPANY OF NEW HAMPSHIRE (Exact name of depositor and sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	New Hampshire (State or other jurisdiction of incorporation or organization of depositor and sponsor)

333-223108-01 (Commission File Number of the issuing entity)	1-6392 (Commission File Number of depositor and sponsor)

0001730300 (Central Index Key Number of the issuing entity)	0000315256 (Central Index Key Number of depositor and sponsor)

82-4087442 (I.R.S. Employer Identification Number)	02-0181050 (I.R.S. Employer Identification Number)

C/O Public Service Company of New Hampshire
Energy Park
780 North Commercial Street
Manchester, New Hampshire 03101-1134
(800) 286-5000
(Address, including zip code, and telephone number, including area code, of principal executive offices of the issuing entity)

Emilie O’Neil
Assistant Treasurer – Corporate
Finance and Cash Management
Public Service Company of New Hampshire
(781) 441-8127
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Rate Reduction Bonds, Series 2018-1, Tranche A-1	☐	☐	☑	__________
Rate Reduction Bonds, Series 2018-1, Tranche A-2	☐	☐	☑	__________
Rate Reduction Bonds, Series 2018-1, Tranche A-3	☐	☐	☑	__________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑  No ☐

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The determination date for distributions described in Exhibit 99.1 is July 6, 2023.

Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus, dated May 1, 2018, of PSNH Funding LLC 3, the Issuing Entity, CIK 0001730300, File Number 333-223108-01, relating to the Rate Reduction Bonds, Series 2018-1 (the “Bonds”), filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933, as amended, on May 2, 2018 (the “Prospectus”).

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the August 1, 2023, distribution date.

Item 1A. Asset-Level Information.

Asset-level information related to the Bonds is included in the Prospectus.

The following Item has been omitted pursuant to General Instruction C of Form 10-D:

•	Item 1B. Asset Representations Reviewer and Investor Communication.

Part II - OTHER INFORMATION

The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•	Item 2. Legal Proceedings.

•	Item 3. Sale of Securities and Use of Proceeds.

•	Item 4. Defaults Upon Senior Securities.

•	Item 5. Reserved.

•	Item 6. Significant Obligors of Pool Assets.

•	Item 7. Change in Sponsor Interest in the Securities.

•	Item 8. Significant Enhancement Provider Information.

•	Item 9. Other Information.

Item 10. Exhibits.

(a) and (b)

Exhibits filed herewith are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

Exhibit No.	Description of Exhibit
3.1	Certificate of Formation of PSNH Funding LLC 3 (incorporated by reference to Exhibit 3.1 to the Registration Statement on Form SF-1 of Public Service Company of New Hampshire and PSNH Funding LLC 3 (File Nos. 333-223108 and 333-223108-01) filed on February 20, 2018)
3.2	Amended and Restated Limited Liability Company Agreement of PSNH Funding LLC 3, dated and effective as of May 8, 2018 (incorporated by reference to Exhibit 3.2 to the Current Report on Form 8-K of Public Service Company of New Hampshire and PSNH Funding LLC 3 filed on May 11, 2018)
4.1	Indenture, dated as of May 8, 2018, by and between PSNH Funding LLC 3 and The Bank of New York Mellon, as Indenture Trustee and Securities Intermediary (incorporated by reference to Exhibit 4.1 to the Current Report on Form 8-K of Public Service Company of New Hampshire and PSNH Funding LLC 3 filed on May 11, 2018)
4.2	Series Supplement, dated as of May 8, 2018, by and between PSNH Funding LLC 3 and The Bank of New York Mellon, as Indenture Trustee and Securities Intermediary (incorporated by reference to Exhibit 4.2 to the Current Report on Form 8-K of the Public Service Company of New Hampshire and PSNH Funding LLC 3 filed on May 11, 2018)
10.1	Servicing Agreement, dated as of May 8, 2018, by and between PSNH Funding LLC 3 and Public Service Company of New Hampshire, as Servicer (incorporated by reference to Exhibit 10.1 to the Current Report on Form 8-K of Public Service Company of New Hampshire and PSNH Funding LLC 3 filed on May 11, 2018)
10.2	Purchase and Sale Agreement, dated as of May 8, 2018, by and between PSNH Funding LLC 3 and Public Service Company of New Hampshire as Seller (incorporated by reference to Exhibit 10.2 to the Current Report on Form 8-K of Public Service Company of New Hampshire and PSNH Funding LLC 3 filed on May 11, 2018)
10.3	Administration Agreement, dated as of May 8, 2018, by and between PSNH Funding LLC 3 and Public Service Company of New Hampshire as Administrator (incorporated by reference to Exhibit 10.3 to the Current Report on Form 8-K of Public Service Company of New Hampshire and PSNH Funding LLC 3 filed on May 11, 2018)
99.1*	Semi-Annual Servicer Certificate, dated July 6, 2023

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	August 10, 2023

PSNH FUNDING LLC 3, as Issuing Entity

BY: PUBLIC SERVICE COMPANY OF NEW HAMPSHIRE, as Servicer

/s/ Emilie G. O’Neil
Emilie G. O’Neil
Assistant Treasurer – Corporate Finance and Cash Management